BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 21, 2016
to the Statement of Additional Information dated May 1, 2015

Effective immediately, Amy Whitelaw, Vishal Karir, CFA, and Michael Gates, CFA are the portfolio managers of the Funds. The information set forth below pertaining to Mr. Gates is provided as of February 29, 2016.

The subsection entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Funds and Accounts Managed — iShares Alternative Strategies V.I.” is deleted in its entirety and replaced with the following:

iShares Alternative Strategies V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Michael Gates, CFA**	5	1	0	0	0	0
	$1.08 Billion	$84.51 Million	$0	$0	$0	$0

*   Information is provided as of November 30, 2015.

** Information is provided as of February 29, 2016.

The subsection entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Funds and Accounts Managed — iShares Dynamic Allocation V.I.” is deleted in its entirety and replaced with the following:

iShares Dynamic Allocation V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Michael Gates, CFA**	5	1	0	0	0	0
	$1.08 Billion	$84.51 Million	$0	$0	$0	$0

*   Information is provided as of November 30, 2015.

** Information is provided as of February 29, 2016.

The subsection entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Funds and Accounts Managed — iShares Dynamic Fixed Income V.I.” is deleted in its entirety and replaced with the following:

iShares Dynamic Fixed Income V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Michael Gates, CFA**	5	1	0	0	0	0
	$1.08 Billion	$84.51 Million	$0	$0	$0	$0

*   Information is provided as of November 30, 2015.

** Information is provided as of February 29, 2016.

The subsection entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Funds and Accounts Managed — iShares Equity Appreciation V.I.” is deleted in its entirety and replaced with the following:

iShares Equity Appreciation V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Amy Whitelaw	30	331	131	0	0	0
	$19.15 Billion	$245.4 Billion	$38.10 Billion	$0	$0	$0
Vishal Karir, CFA*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Michael Gates, CFA**	5	1	0	0	0	0
	$1.08 Billion	$84.51 Million	$0	$0	$0	$0

*   Information is provided as of November 30, 2015.

** Information is provided as of February 29, 2016.

The subsections entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Karir and Stafford” and “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Green and Christofel” are deleted in their entirety and replaced with the following:

Mr. Karir

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, Inc. and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock, Inc. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Vishal Karir, CFA	iShares Alternative Strategies V.I.	No Benchmarks.
iShares Dynamic Allocation V.I.
iShares Dynamic Fixed Income V.I.
iShares Equity Appreciation V.I.

Messrs. Gates, Green and Christofel

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Messrs. Gates, Green and Christofel is not measured against a specific benchmark.

Portfolio Manager	Funds Managed	Applicable Benchmarks
Michael Gates	iShares Alternative Strategies V.I.	No Benchmarks.
iShares Dynamic Allocation V.I.
iShares Dynamic Fixed Income V.I.
iShares Equity Appreciation V.I.
Philip Green	Managed Volatility V.I.	No Benchmarks.
Justin Christofel, CFA

The last sentence of the subsection entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Ms. King and Messrs. Balaraman, Bliss, Bristow, Coyle, Delbos, DeSpirito, Gates, Green, Keenan, Mason, McGeough, Miller, Rieder, Savage and Shearer have unvested long-term incentive awards.

The last sentence of the subsection entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” is deleted in its entirety and replaced with the following:

Mdmes. King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christofel, Coyle, Delbos, DeSpirito, Garfin, Gates, Geer, Green, Jamieson, Karir, Keenan, Kemp, Kraeger, Mason, McGeough, Miller, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stattman and Stournaras are eligible to participate in the deferred compensation program.

The last sentence of the first paragraph under the subsection entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Other compensation benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

Mdmes. King and Whitelaw and Messrs. Balaraman, Bliss, Cassese, Callan, Chamby, Christofel, Coyle, Delbos, DeSpirito, Garfin, Gates, Geer, Green, Jamieson, Karir, Keenan, Kemp, Kraeger, Mason, Miller, McGeough, Rieder, Roldan, Savage, Schoenhofen, Shearer, Stattman and Stournaras are eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.

SAI-VAR-IS-0316SUP